o     FSS1 PA-1

                      SUPPLEMENT DATED FEBRUARY 16, 2000
                             TO THE PROSPECTUS OF
                           FRANKLIN STRATEGIC SERIES
          (FSS1 PA - FRANKLIN AGGRESSIVE GROWTH, LARGE CAP GROWTH, AND
                    SMALL CAP GROWTH FUNDS - ADVISOR CLASS)
                            DATED SEPTEMBER 1, 1999

The Board of Trustees has approved changing the name of the Franklin Small Cap Growth Fund to the Franklin Small Cap Growth Fund I, effective May 1, 2000.

If you have questions, please call Franklin Templeton Investor Services at 1-800/632-2301.

               Please keep this supplement for future reference.